Loans and Investments, Interest Reserves (Details) $ in Millions	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan
Loans and Investments
Total interest reserves	$ 52.5	$ 20.4
Number of loans | loan	81	75
Aggregate unpaid principal balance	$ 1,570.0	$ 1,010.0